EQUITY (Details 1) (USD $)	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Options outstanding	3,892,199	4,220,809
Options, Weighted average remaining contractual life (in years)	3 years 5 months 8 days
Options, Weighted average exercise price	$ 2.39	$ 2.21
Options Exercisable	2,559,822
Weighted average exercise price of Options Exercisable	$ 1.65
Ranges of Exercise Price 0.85-1.35 [Member]
Ranges of exercise price, minimum	$ 0.85
Ranges of exercise price, maximum	$ 1.35
Options outstanding	1,703,775
Options, Weighted average remaining contractual life (in years)	1 year 8 months 23 days
Options, Weighted average exercise price	$ 1.24
Options Exercisable	1,703,775
Weighted average exercise price of Options Exercisable	$ 1.24
Ranges of Exercise Price 1.4-1.45 [Member]
Ranges of exercise price, minimum	$ 1.40
Ranges of exercise price, maximum	$ 1.45
Options outstanding	270,000
Options, Weighted average remaining contractual life (in years)	2 years 5 months 5 days
Options, Weighted average exercise price	$ 1.45
Options Exercisable	187,500
Weighted average exercise price of Options Exercisable	$ 1.45
Ranges of Exercise Price 1.63 [Member]
Ranges of exercise price, maximum	$ 1.63
Options outstanding	209,745
Options, Weighted average remaining contractual life (in years)	4 years 8 months 23 days
Options, Weighted average exercise price	$ 1.63
Options Exercisable	193,980
Weighted average exercise price of Options Exercisable	$ 1.63
Ranges of Exercise Price 2.09-2.41 [Member]
Ranges of exercise price, minimum	$ 2.09
Ranges of exercise price, maximum	$ 2.41
Options outstanding	267,808
Options, Weighted average remaining contractual life (in years)	6 years 6 months 14 days
Options, Weighted average exercise price	$ 2.32
Options Exercisable	214,001
Weighted average exercise price of Options Exercisable	$ 2.30
Ranges of Exercise Price 2.48-2.85 [Member]
Ranges of exercise price, minimum	$ 2.48
Ranges of exercise price, maximum	$ 2.85
Options outstanding	303,500
Options, Weighted average remaining contractual life (in years)	4 years 2 months 5 days
Options, Weighted average exercise price	$ 2.85
Options Exercisable	103,500
Weighted average exercise price of Options Exercisable	$ 2.84
Ranges of Exercise Price 3.6-3.92 [Member]
Ranges of exercise price, minimum	$ 3.60
Ranges of exercise price, maximum	$ 3.92
Options outstanding	672,371
Options, Weighted average remaining contractual life (in years)	4 years 9 months 14 days
Options, Weighted average exercise price	$ 3.68
Options Exercisable	140,066
Weighted average exercise price of Options Exercisable	$ 3.71
Ranges of Exercise Price 4.5-4.87 [Member]
Ranges of exercise price, minimum	$ 4.50
Ranges of exercise price, maximum	$ 4.87
Options outstanding	250,000
Options, Weighted average remaining contractual life (in years)	5 years 29 days
Options, Weighted average exercise price	$ 4.84
Options Exercisable	17,000
Weighted average exercise price of Options Exercisable	$ 4.5
Ranges of Exercise Price 5.0-5.68 [Member]
Ranges of exercise price, minimum	$ 5.0
Ranges of exercise price, maximum	$ 5.68
Options outstanding	215,000
Options, Weighted average remaining contractual life (in years)	5 years 10 months 6 days
Options, Weighted average exercise price	$ 5.25
Options Exercisable	0
Weighted average exercise price of Options Exercisable	$ 0